BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration [Line Items]
Cash	$ 252,538	$ 773,795	$ 1,064,606	$ 58,711
Common stock	$ (20,883)	$ (17,129)		(14,915)
Chiefton Acquisition [Member]
BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration [Line Items]
Cash				12,249
Common stock				69,400
Aggregate consideration				$ 81,649